STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Series C, Preferred Stock	Series D, Preferred Stock	Series D One Preferred Stock [Member]	Class A Common Stock	Class B Common Stock	Equity Consideration Payable	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2023							24,234,982
Balance, amount at Dec. 31, 2023	$ (76,960)						$ 2,424	$ 0	$ 0	$ 749,373	$ (828,757)
Shares issued for cash, shares							150,000
Shares issued for cash, amount	30,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15	0	0	29,985	0
Shares issued for services, amount	58,000	0	0	0	0	0	$ 10	0	0	57,990	0
Shares issued for services, shares							100,000
Shares issued for Interest, amount	120,000	0	0	0	0	0	$ 20	0	0	119,980	0
Shares issued for Interest, shares							200,000
Shares issued for Loan, amount	540,000	0	0	0	0	0	$ 90	0	0	539,910	0
Shares issued for Loan, shares							900,000
Gifted Shares, amount	17,410	0	0	0	0	0	$ 3	0	0	17,407	0
Gifted Shares, shares							30,018
Adjustment for Accrued Payroll, amount	135,000	0	0	0	0	0	$ 0	0	0	135,000	0
Loss on exercise of warrant	60,000	0	0	0	0	0	0	0	0	60,000	0
Net Loss	(1,171,439)	0	0	0	0	0	$ 0	0	0		(1,171,439)
Balance, shares at Dec. 31, 2024							25,615,000
Balance, amount at Dec. 31, 2024	(287,989)	0	0	0	0	0	$ 2,562	0	0	1,709,645	(2,000,196)
Net Loss	(7,790,924)	0	0	0	0	$ 0	0	0	0	0	(7,790,924)
Sales of Series D.1 Preferred Stock, shares						892,341
Sales of Series D.1 Preferred Stock, amount	403,000	0	0	0	$ 0	$ 89	0	0	0	402,911	0
Reclassification of share from Series D to Series D.1, shares					(100)	100
Reclassification of share from Series D to Series D.1, amount	0	0	$ 0	0	$ 0	$ 0	0	0	0	0	0
Issuance of Series B Preferred Stock, shares			4
Issuance of Series B Preferred Stock, amount	0	0	$ 0	0	0	0	0	0	0	0	0
Class B Common Stock issuable for earned Contingent Equity Consideration	3,323,192	0	0	0	0	0	0	$ 0	3,323,192	0	0
Issuance of deferred equity consideration payable, shares								3,498,094
Issuance of deferred equity consideration payable	0	$ 0	0	0	0	0	$ 0	$ 350	(3,323,192)	3,322,842	0
Conversion of Series A Preferred Stock to Class A Common Stock, shares		(245,000)					735,000
Conversion of Series A Preferred Stock to Class A Common Stock, amount	0	$ (25)	0	$ 0	$ 0	0	$ 74	$ 0	0	(49)	0
Shares issued for debt conversion, shares		24,805,000		329,288	115,602			11,876,557
Shares issued for debt conversion, amount	12,125,930	$ 2,481	0	$ 33	$ 12	0	0	$ 1,187	0	12,122,217	0
Beneficial conversion feature of note discount	491,700	0	0	0	0	0	$ 0	0	0	491,700	0
Shares attached to convertible note, shares							18,000
Shares attached to convertible note, amount	27,645	0	0	0	0	0	$ 2	0	2,805	24,838	0
Warrants attached to convertible note	191,995	0	0	0	0	0	$ 0	0	0	191,995	0
Shares issued to consultants, shares							75,000
Shares issued to consultants, amount	92,999	0	0	0	0	0	$ 6	0	0	92,993	0
Fair value of shares issued as deferred offering cost, shares							600,000
Fair value of shares issued as deferred offering cost, amount	450,000	0	0	0	0	0	$ 60	0	0	449,940	0
Fair value of warrants issued as deferred offering cost	990,614	0	0	0	0	0	0	0	0	990,614	0
Employee stock compensation	423,215	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	423,215	0
Balance, shares at Dec. 31, 2025		24,560,000	4	329,288	115,502	892,441	27,043,000	15,374,651
Balance, amount at Dec. 31, 2025	$ 10,441,377	$ 2,456	$ 0	$ 33	$ 12	$ 89	$ 2,704	$ 1,537	$ 2,805	$ 20,222,861	$ (9,791,120)